Fair Value Disclosures (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Face value of senior notes issued							$ 500,000
Fair value of senior notes payable	$ 520,000						545,000		$ 520,000
Carrying value of oil and gas properties							36,200	$ 28,700	33,900	$ 499,600	$ 148,400
Written down fair value of oil and gas properties							7,000	14,500	17,600	322,800	73,500
Impairment charges to oil and gas properties	$ 2,100	$ 11,555	$ 1,800	$ 90,500	$ 8,900	$ 73,100	29,206	14,238	16,306	176,774	$ 74,927
Asset retirement obligation measured at fair value							$ 1,200	$ 1,000	$ 1,400	$ 2,000